Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities	12 Months Ended
Dec. 31, 2023
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
3.	Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities

The Company completed acquisitions, investments (including debt securities) and the purchase of intangible assets in the amount of €137,626, €745,500 and €628,411 in 2023, 2022 and 2021, respectively. In 2023, €137,565 was paid in cash and €61 were assumed obligations and non-cash consideration. In 2022, €164,774 was paid in cash and €580,726 were assumed obligations and non-cash consideration. In 2021, €563,252 was paid in cash and €65,159 were assumed obligations and non-cash consideration.

Acquisitions

The Company made acquisitions of €3,203, €570,200 and €389,965 in 2023, 2022 and 2021, respectively in order to expand the scope of its services and to increase its market shares in the respective countries. In 2023, €3,142 was paid in cash and €61 were assumed obligations and non–cash consideration. Due to cash acquired as a result of the InterWell Health business combination discussed below, the Company received €10,526 in cash and assumed obligations or provided non-cash consideration in the amount of €580,726 in 2022. In 2021, €324,806 was paid in cash and €65,159 were assumed obligations and non-cash consideration.

The Company’s acquisition spending was driven primarily by the purchase of dialysis clinics and other health care service facilities in the normal course of its operations in 2023, 2022 and 2021 as well as the business combination of InterWell Health in 2022.

Impacts on consolidated financial statements from acquisitions

The assets and liabilities of all acquisitions were recorded at their estimated fair value at the date of the acquisition and are included in the Company’s financial statements and operating results from the effective date of acquisition. The measurement period adjustments from the previous year’s acquisitions did not have a significant impact on the consolidated financial statements in 2023.

The excess of the total acquisition costs over the fair value of the net assets acquired resulted in goodwill of €3,493 and €705,524 at December 31, 2023 and 2022, respectively.

The purchase price allocations for all collectively and individually non-material acquisitions for 2023 are not yet finalized. The Company is in the process of obtaining and evaluating the information necessary for the purchase price allocations, primarily related to property, plant and equipment, intangible assets, accounts receivable and other liabilities. In 2023, based on preliminary purchase price allocations, the Company recorded €3,493 of goodwill and €277 of intangible assets, which represent the share of both controlling and noncontrolling interests. Goodwill is mainly attributable to anticipated synergies and future cash flows expected to be generated for these acquisitions.

Business combinations during 2023 decreased the Company’s net income attributable to shareholders of FME AG (Net Income) by €23, excluding the costs of the acquisitions, and revenue increased by €68. Total assets increased €3,770 mainly due to business combinations.

Business combination of InterWell Health

On August 24, 2022 (Acquisition Date), the Company completed a business combination among Fresenius Health Partners, Inc. (FHP), the value-based care division of the Company’s wholly-owned subsidiary Fresenius Medical Care Holdings, Inc., InterWell Health LLC, a physician organization driving innovation in the kidney care space in the U.S., and Cricket, a U.S. provider of value-based kidney care with a patient engagement and data platform. The new company, InterWell Topco L.P. (NewCo), operates under the InterWell Health brand (InterWell Health).

This business combination was conducted as a non-cash transaction. The contributions of the net assets of InterWell Health LLC and Cricket were accounted for as a business combination in accordance with IFRS 3. The Company’s contribution of the net assets of FHP was recorded under common control at their respective carrying values at the Acquisition Date and the reduction of the Company’s interest in FHP, in exchange for net assets received of InterWell Health LLC and Cricket, was accounted for as an equity transaction. Upon consummation of the business combination described above, the Company holds approximately 75% of NewCo. The former owners of Cricket and InterWell Health LLC hold approximately 17% and 8%, respectively, as noncontrolling interests in NewCo.

During the third quarter of 2023, the Company completed the purchase price allocation. The final measurement period adjustments mainly resulted from the finalization of the allocation of capital interests and fair value estimates related to certain intangible assets.

The final capital interest allocation was approved by all parties. As a result, the ownership interests held by the partners were revised, which resulted primarily in the decrease of the fair value of the consideration transferred by the Company, including its interest in FHP and the fair value of the previously held equity method investment in InterWell Health LLC as well as a decrease in noncontrolling interests.

The finalization of the estimated fair value of certain acquired intangible assets made due to adjustments in the underlying assumptions used to value the intangible assets decreased the fair value of these assets. These adjustments, net of related income tax effects, are recorded with a corresponding adjustment to goodwill. Goodwill initially recorded in connection with the transaction was $703,070 (€707,742 as of the Acquisition Date), which has subsequently been reduced by $43,519 (€43,809 as of the Acquisition Date) during the fourth quarter of 2022 and further reduced by $639 (€643 as of the Acquisition Date) during the third quarter of 2023 to account for measurement period adjustments to the purchase price allocation.

The following allocation of the purchase price is based upon the changes noted above. Based on the final purchase price allocation, the following assets, including goodwill (which will not be deductible for tax purposes), were acquired and liabilities were assumed as of the Acquisition Date:

Reconciliation of goodwill recognized
	in $ THOUS	in € THOUS
Fair value of consideration transferred of the Company's interest in FHP	397,937	400,581
Fair value of previously held equity method investment in InterWell Health LLC	175,421	176,587
	573,358	577,168

Fair Values of Assets Acquired and Liabilities Assumed
Less: Cash and cash equivalents	(57,383)	(57,764)
Less: Other assets	(2,819)	(2,838)
Less: Intangible assets	(53,609)	(53,965)
Other liabilities	13,029	13,116
Noncontrolling interests	186,336	187,573
Goodwill	658,912	663,290

Investments (including debt securities) and purchases of intangible assets

Investments (including debt securities) and purchases of intangible assets were €134,423, €175,300 and €238,446 in 2023, 2022 and 2021, respectively. These amounts were primarily driven by investments in debt securities in 2023, 2022 and 2021. Of these amounts, €134,423, €175,300 and €238,446 were paid in cash in 2023, 2022 and 2021, respectively.

Divestitures and sale of debt securities and equity investments

Proceeds from divestitures and sale of debt securities were €326,696, €126,454 and €201,203 in 2023, 2022 and 2021, respectively. These amounts mainly related to the divestment of debt securities and equity investments in 2023 (including the December 2023 divestiture of National Cardiovascular Partners (NCP), comprising 21 facilities providing outpatient cardiac catheterization and vascular laboratory services, which are included in the U.S. health care service business in the Care Delivery segment, in connection with the Legacy Portfolio Optimization program), the divestment of equity investments and debt securities in 2022 and the divestment of debt securities in 2021. In 2023, €261,796 was received in cash and €64,900 were non–cash components. In 2022, €117,832 was received in cash and €8,622 were non-cash components. In 2021, €196,960 was received in cash and €4,243 were non-cash components.